Income Taxes - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Additions in valuation allowance	¥ 15,700	$ 2,405	¥ 68,209	¥ 37,549